Condensed Interim Consolidated Statements of Net and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Diluted loss per share	$ (0.09)	$ (0.08)	$ (0.27)	$ (0.23)